Debt - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Advance rate for finance lease containers	80.00%	78.00%
TL | Minimum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate		1.50%
TL | Maximum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate		2.00%
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount		$ 1,200,000,000
LIBOR plus interest rate		1.75%
TL Revolving Credit Facility | TL
Debt Instrument [Line Items]
Aggregate maximum commitment amount		$ 1,500,000,000
Interest payment terms		The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through September 2023 when all borrowings are due in full.
TL Revolving Credit Facility | TL | Minimum | Eurodollar
Debt Instrument [Line Items]
LIBOR plus interest rate		2.00%
TL Revolving Credit Facility | TL | Maximum | Eurodollar
Debt Instrument [Line Items]
LIBOR plus interest rate		2.50%
TL Revolving Credit Facility | TL | Letter of Credit
Debt Instrument [Line Items]
Aggregate maximum commitment amount on letters of credit facility		$ 25,000,000
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount	$ 190,000,000	$ 155,000,000
LIBOR plus interest rate		1.95%
TL 2019 Term Loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount		$ 160,000,000
Percentage bearing fixed interest			3.50%
TMCL VI Term Loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount		$ 300,000,000
TMCL V 2017-1 Bonds
Debt Instrument [Line Items]
Percentage bearing fixed interest		0.00%	3.91%
TMCL V 2017-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 350,000,000
TMCL V 2017-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 70,000,000
TMCL V 2017-2 Bonds
Debt Instrument [Line Items]
Percentage bearing fixed interest		0.00%	3.73%
TMCL V 2017-2 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 416,000,000
TMCL V 2017-2 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 84,000,000
TMCL VII 2018-1 Bonds
Debt Instrument [Line Items]
Percentage bearing fixed interest		0.00%	4.14%
TMCL VII 2018-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 250,000,000
TMCL VII 2018-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 9,100,000
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Percentage bearing fixed interest		4.02%	4.02%
TMCL VII 2019-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 328,900,000
TMCL VII 2019-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 21,100,000
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Percentage bearing fixed interest		3.07%	0.00%
TMCL VII 2020-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 380,800,000
TMCL VII 2020-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 69,200,000
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Percentage bearing fixed interest		2.26%	0.00%
TMCL VII 2020-2 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 531,600,000
TMCL VII 2020-2 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 76,200,000
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Percentage bearing fixed interest		2.15%	0.00%
TMCL VII 2020-3 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 213,000,000
TMCL VII 2020-3 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 8,000,000